T. ROWE PRICE Spectrum Moderate Allocation Fund
Februrary 28, 2023 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 1.1%
522 Funding
Series 2019-5A, Class AR, CLO, FRN
3M TSFR + 1.33%, 5.988%, 4/15/35 (1) 600,000 588
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 1.85%, 6.508%, 4/15/35 (1) 340,000 328
AGL
Series 2021-14A, Class A, CLO, FRN
3M USD LIBOR + 1.15%, 5.965%, 12/2/34 (1) 740,000 729
AGL
Series 2022-17A, Class A, CLO, FRN
3M TSFR + 1.33%, 5.983%, 1/21/35 (1) 470,000 465
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  345,000 317
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  194,000 175
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 205,000 185
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/5/49 (1) 905,850 879
Benefit Street Partners XX
Series 2020-20A, Class AR, CLO, FRN
3M USD LIBOR + 1.17%, 5.962%, 7/15/34 (1) 325,000 319
Carlyle U.S.
Series 2019-4A, Class A11R, CLO, FRN
3M TSFR + 1.32%, 5.978%, 4/15/35 (1) 615,000 605
Carmax Auto Owner Trust
Series 2020-1, Class D
2.64%, 7/15/26  395,000 381
Carmax Auto Owner Trust
Series 2021-1, Class D
1.28%, 7/15/27  810,000 728
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  210,000 188
CarMax Auto Owner Trust
Series 2023-1, Class A4
4.65%, 1/16/29  105,000 103
CarMax Auto Owner Trust
Series 2023-1, Class B
4.98%, 1/16/29  80,000 78

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CBAM
Series 2019-9A, Class B1, CLO, FRN
3M USD LIBOR + 1.90%, 6.692%, 2/12/30 (1) 250,000 247
Cedar Funding VIII
Series 2017-8A, Class A1R, CLO, FRN
3M USD LIBOR + 1.15%, 5.942%, 10/17/34 (1) 345,000 340
CIFC Funding
Series 2020-3A, Class A1R, CLO, FRN
3M USD LIBOR + 1.13%, 5.938%, 10/20/34 (1) 435,000 427
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M USD LIBOR + 1.14%, 5.932%, 7/15/36 (1) 400,000 394
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 211,200 197
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 195,000 172
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M USD LIBOR + 1.10%, 5.892%, 7/17/34 (1) 390,000 383
Exeter Automobile Receivables Trust
Series 2021-3A, Class D
1.55%, 6/15/27  145,000 132
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  610,000 587
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  385,000 380
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  65,000 65
Ford Credit Auto Lease Trust
Series 2023-A, Class C
5.54%, 12/15/26  700,000 690
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 680,000 673
GM Financial Automobile Leasing Trust
Series 2023-1, Class B
5.51%, 1/20/27  115,000 114
GMF Floorplan Owner Revolving Trust
Series 2020-2, Class C
1.31%, 10/15/25 (1) 185,000 179
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 445,238 420

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 197,000 159
HPEFS Equipment Trust
Series 2022-1A, Class C
1.96%, 5/21/29 (1) 140,000 131
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 260,000 237
HPS Loan Management
Series 2021-16A, Class A1, CLO, FRN
3M USD LIBOR + 1.14%, 5.955%, 1/23/35 (1) 250,000 245
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 298,900 264
KKR
Series 33A, Class A, CLO, FRN
3M USD LIBOR + 1.17%, 5.978%, 7/20/34 (1) 705,000 693
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 5.948%, 10/15/32 (1) 350,000 346
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68 (1) 243,121 224
Navient Private Education Refi Loan Trust
Series 2020-BA, Class A2
2.12%, 1/15/69 (1) 166,538 150
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 350,000 280
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 75,405 68
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 106,022 96
Navient Private Education Refi Loan Trust
Series 2022-A, Class A
2.23%, 7/15/70 (1) 664,258 583
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M USD LIBOR + 0.99%, 5.788%, 1/20/32 (1) 915,000 905
Neuberger Berman Loan Advisers
Series 2021-43A, Class A, CLO, FRN
3M USD LIBOR + 1.13%, 5.922%, 7/17/35 (1) 290,000 286
OCP
Series 2014-7A, Class A2RR, CLO, FRN
3M USD LIBOR + 1.65%, 6.458%, 7/20/29 (1) 370,000 361

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Octagon Investment Partners
Series 2016-1A, Class AR, CLO, FRN
3M USD LIBOR + 1.18%, 5.996%, 1/24/33 (1) 660,000 650
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 125,000 125
OZLM VII
Series 2014-7RA, Class A1R, CLO, FRN
3M USD LIBOR + 1.01%, 5.802%, 7/17/29 (1) 298,379 296
Palmer Square
Series 2022-1A, Class A, CLO, FRN
3M TSFR + 1.32%, 5.959%, 4/20/35 (1) 355,000 350
Planet Fitness Master Issuer
Series 2022-1A, Class A2I
3.251%, 12/5/51 (1) 411,888 364
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 117,328 113
Santander Drive Auto Receivables Trust
Series 2021-3, Class D
1.33%, 9/15/27  345,000 323
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  225,000 208
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  235,000 230
Santander Drive Auto Receivables Trust
Series 2022-6, Class B
4.72%, 6/15/27  640,000 628
Santander Drive Auto Receivables Trust
Series 2023-1, Class B
4.98%, 2/15/28  270,000 266
Santander Retail Auto Lease Trust
Series 2021-A, Class D
1.38%, 3/22/27 (1) 450,000 423
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 424,604 343
SMB Private Education Loan Trust
Series 2016-A, Class A2A
2.70%, 5/15/31 (1) 32,972 32
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 375,000 336
Verizon Master Trust
Series 2023-1, Class C, STEP
4.98%, 1/22/29  185,000 181

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Wellfleet
Series 2017-2A, Class A1R, CLO, FRN
3M USD LIBOR + 1.06%, 5.868%, 10/20/29 (1) 323,925 321
Total Asset-Backed Securities (Cost $22,703) 21,685
BOND MUTUAL FUNDS 17.8%
T. Rowe Price Dynamic Global Bond Fund - I Class, 5.16% (2)(3) 7,472,645 63,368
T. Rowe Price Inflation Protected Bond Fund - I Class, (2.15)% (2)
(3) 613 6
T. Rowe Price Institutional Emerging Markets Bond Fund,
6.41% (2)(3) 10,414,902 65,510
T. Rowe Price Institutional Floating Rate Fund - Institutional Class,
8.26% (2)(3) 3,340,311 31,132
T. Rowe Price Institutional High Yield Fund - Institutional Class,
8.05% (2)(3) 8,213,178 61,517
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
2.45% (2)(3) 10,734,660 85,663
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, (1.84)% (2)(3) 16,613 77
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
3.94% (2)(3) 7,619,840 61,568
Total Bond Mutual Funds (Cost $444,608) 368,841
COMMON STOCKS 49.5%
COMMUNICATION SERVICES 3.2%
Diversified Telecommunication Services 0.4%
KT (KRW)  42,457 978
Nippon Telegraph & Telephone (JPY)  168,500 4,883
Verizon Communications  58,783 2,281
8,142
Entertainment 0.5%
Activision Blizzard  31,407 2,395
Cinemark Holdings (4) 13,298 181
Netflix (4) 9,542 3,073
Sea, ADR (4) 18,352 1,147
Walt Disney (4) 28,961 2,885
9,681
Interactive Media & Services 1.8%
Alphabet, Class A (4) 28,762 2,590
Alphabet, Class C (4)(5) 273,756 24,720
Bumble, Class A (4) 4,353 105
Meta Platforms, Class A (4) 37,617 6,581

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NAVER (KRW)  4,865 765
Tencent Holdings (HKD)  40,500 1,779
Vimeo (4) 45,449 174
Z Holdings (JPY)  272,100 731
37,445
Media 0.2%
CyberAgent (JPY)  116,500 996
Stroeer (EUR) (6) 10,587 593
WPP (GBP)  174,528 2,147
3,736
Wireless Telecommunication Services 0.3%
SoftBank Group (JPY)  1,700 69
T-Mobile U.S. (4) 30,377 4,319
Vodafone Group, ADR  114,694 1,373
5,761
Total Communication Services 64,765
CONSUMER CYCLICALS 0.0%
Automotive 0.0%
Aptiv  (4) 4,978 579
Total Consumer Cyclicals 579
CONSUMER DISCRETIONARY 5.4%
Auto Components 0.3%
Autoliv , SDR (SEK)  13,465 1,239
Denso (JPY)  30,900 1,643
Magna International  31,496 1,755
Stanley Electric (JPY)  40,300 841
5,478
Automobiles 0.7%
General Motors  30,300 1,174
Honda Motor (JPY)  22,000 572
Rivian Automotive, Class A (4) 28,800 556
Suzuki Motor (JPY)  34,500 1,210
Tesla (4) 35,919 7,389
Toyota Motor (JPY)  198,700 2,708
13,609
Diversified Consumer Services 0.1%
Bright Horizons Family Solutions (4) 7,879 621
Clear Secure, Class A  25,968 798
Duolingo  (4) 5,371 488
Rover Group, Acquisition Date: 8/2/21, Cost $— (4)(7) 10,622 —
Service Corp International  8,400 567

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Strategic Education  4,160 355
2,829
Hotels, Restaurants & Leisure 1.0%
BJ's Restaurants (4) 13,269 425
Booking Holdings (4) 2,099 5,298
Chipotle Mexican Grill (4) 1,739 2,593
Chuy's Holdings (4) 14,566 521
Compass Group (GBP)  100,939 2,332
Dutch Bros, Class A (4) 2,771 92
Fiesta Restaurant Group (4) 25,928 209
Marriott Vacations Worldwide  1,863 285
McDonald's  23,336 6,158
Papa John's International  12,587 1,057
Red Robin Gourmet Burgers (4) 5,789 49
Red Rock Resorts, Class A  5,983 261
Ruth's Hospitality Group  3,590 67
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $443 (4)(7)(8)(9) 51,774 208
Wyndham Hotels & Resorts  4,993 384
19,939
Household Durables 0.3%
Panasonic Holdings (JPY)  146,900 1,283
Persimmon (GBP)  58,024 1,012
Skyline Champion (4) 8,251 564
Sony Group (JPY)  29,700 2,483
5,342
Internet & Direct Marketing Retail 1.1%
Alibaba Group Holding, ADR (4) 3,064 269
Amazon.com (4)(5) 207,214 19,526
ASOS (GBP) (4)(6) 37,789 395
DoorDash , Class A (4) 11,297 618
Farfetch , Class A (4) 32,471 167
Meituan , Class B (HKD) (4) 4,571 79
Xometry , Class A (4) 7,640 232
Zalando (EUR) (4) 26,254 1,040
22,326
Multiline Retail 0.5%
Dollar General  29,170 6,309
Next (GBP)  17,542 1,443
Ollie's Bargain Outlet Holdings (4) 18,626 1,072
Target  5,436 916
9,740

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Specialty Retail 1.0%
Best Buy  12,000 997
Burlington Stores (4) 6,126 1,312
Five Below (4) 2,047 418
Floor & Decor Holdings, Class A (4) 1,597 147
Home Depot  12,409 3,680
Kingfisher (GBP)  558,226 1,931
Monro 12,657 638
O'Reilly Automotive (4) 1,698 1,409
RH (4) 835 250
Ross Stores  46,044 5,090
TJX  28,736 2,201
Ulta Beauty (4) 5,388 2,795
Warby Parker, Class A (4) 27,805 362
21,230
Textiles, Apparel & Luxury Goods 0.4%
Dr. Martens (GBP)  175,013 334
Kering (EUR)  2,781 1,631
Lululemon Athletica  (4) 5,646 1,746
Moncler (EUR)  27,525 1,678
NIKE, Class B  21,400 2,542
Samsonite International (HKD) (4) 277,500 779
Skechers USA, Class A (4) 14,185 631
9,341
Total Consumer Discretionary 109,834
CONSUMER STAPLES 3.2%
Beverages 0.7%
Boston Beer, Class A (4) 2,547 825
Coca-Cola  34,780 2,070
Coca-Cola Consolidated  567 316
Constellation Brands, Class A  9,277 2,075
Diageo (GBP)  58,525 2,484
Heineken (EUR)  15,560 1,586
Keurig Dr Pepper  52,981 1,830
Kirin Holdings (JPY)  73,000 1,093
PepsiCo  12,900 2,238
14,517
Food & Staples Retailing 0.3%
Fresh Market, EC (4)(9) 7,200 —
Seven & i Holdings (JPY)  58,200 2,602
Walmart  21,640 3,076
Welcia Holdings (JPY) (6) 25,600 560
6,238

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Food Products 1.2%
Barry Callebaut (CHF)  612 1,218
General Mills  24,683 1,962
Hershey  6,185 1,474
Kraft Heinz  78,937 3,074
Mondelez International, Class A  96,466 6,288
Nestle (CHF)  68,880 7,761
Nomad Foods (4) 16,891 303
Post Holdings (4) 6,540 588
Post Holdings Partnering (4) 9,926 100
Simply Good Foods (4) 6,500 249
TreeHouse Foods (4) 6,005 293
Utz Brands  23,643 388
Wilmar International (SGD)  632,300 1,847
25,545
Household Products 0.3%
Kimberly-Clark  8,826 1,104
Procter & Gamble  40,746 5,605
6,709
Personal Products 0.4%
BellRing Brands (4) 26,694 824
L'Oreal (EUR)  6,357 2,513
Unilever (GBP)  85,859 4,275
7,612
Tobacco 0.3%
Philip Morris International  73,251 7,127
7,127
Total Consumer Staples 67,748
ENERGY 1.6%
Energy Equipment & Services 0.1%
Cactus, Class A  6,230 286
Liberty Energy, Class A  34,017 519
NexTier Oilfield Solutions (4) 55,960 511
Worley (AUD)  151,132 1,536
2,852
Oil, Gas & Consumable Fuels 1.5%
Chevron  32,655 5,250
Devon Energy  10,691 577
Diamondback Energy  6,260 880
Equinor (NOK)  117,864 3,608
Exxon Mobil  82,061 9,019
Kimbell Royalty Partners  5,979 92

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kinder Morgan  163,622 2,791
Magnolia Oil & Gas, Class A  42,940 938
Range Resources  4,600 124
Shell, ADR  33,293 2,023
Southwestern Energy (4) 12,200 65
TotalEnergies (EUR)  64,948 4,008
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $18 (4)(7)(9) 6 103
Venture Global LNG, Series C, Acquisition Date: 5/25/17 - 3/8/18,
Cost $232 (4)(7)(9) 64 1,096
Woodside Energy Group (GBP)  11,828 288
30,862
Total Energy 33,714
FINANCIALS 8.1%
Banks 3.3%
ANZ Group Holdings (AUD)  73,292 1,212
Bank of America  319,540 10,960
BankUnited 12,328 437
BNP Paribas (EUR)  28,376 1,984
Cadence Bank  16,628 442
CRB Group, Acquisition Date: 4/14/22, Cost $33 (4)(7)(9) 313 24
CrossFirst Bankshares  (4) 15,107 214
DBS Group Holdings (SGD)  45,142 1,145
Dime Community Bancshares  11,809 362
DNB Bank (NOK)  161,872 3,230
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost $41 (4)(7)(9) 4,058 73
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $20 (4)(7)(9) 1,993 36
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date: 5/6/19,
Cost $— (4)(7)(9) 605 5
East West Bancorp  11,274 859
Equity Bancshares, Class A  7,882 237
Erste Group Bank (EUR)  20,904 820
FB Financial  12,805 483
First Bancshares  10,327 323
Five Star Bancorp  7,880 215
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $67 (4)(7)(9) 6,708 27
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (4)(7)(9) 1,212 1
Heritage Commerce  31,433 381
Home BancShares 23,060 556
ING Groep (EUR)  249,282 3,489
Intesa Sanpaolo (EUR)  239,653 647

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
JPMorgan Chase  69,296 9,934
Live Oak Bancshares  12,822 443
Lloyds Banking Group (GBP)  2,270,918 1,434
Mitsubishi UFJ Financial Group (JPY)  215,600 1,528
National Bank of Canada (CAD)  35,498 2,607
Origin Bancorp  11,774 446
Pacific Premier Bancorp  11,738 381
Pinnacle Financial Partners  7,640 566
PNC Financial Services Group  26,277 4,150
Popular  4,308 308
Signature Bank  5,196 598
SouthState 7,821 631
Standard Chartered (GBP)  103,868 983
Sumitomo Mitsui Trust Holdings (JPY)  25,897 959
Svenska Handelsbanken , Class A (SEK)  178,868 1,897
Texas Capital Bancshares (4) 8,633 572
U.S. Bancorp  94,993 4,534
United Overseas Bank (SGD)  98,300 2,179
Veritex Holdings  11,928 318
Wells Fargo  127,732 5,974
Western Alliance Bancorp  12,508 929
69,533
Capital Markets 0.8%
Bridgepoint Group (GBP)  220,720 662
Cboe Global Markets  5,125 647
Charles Schwab  39,650 3,089
Goldman Sachs Group  12,424 4,369
Julius Baer Group (CHF)  24,862 1,648
Macquarie Group (AUD)  11,230 1,426
Morgan Stanley  18,800 1,814
MSCI  1,139 595
P10, Class A  24,555 264
S&P Global  5,623 1,919
StepStone Group, Class A  14,750 422
TMX Group (CAD)  3,368 336
XP, Class A (4) 30,513 379
17,570
Consumer Finance 0.2%
American Express  17,734 3,085
Encore Capital Group (4) 5,973 309
PRA Group (4) 12,378 527
3,921
Diversified Financial Services 0.7%
Berkshire Hathaway, Class B (4) 26,900 8,209

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Challenger (AUD)  124,772 626
Conyers Park III Acquisition (4) 14,651 155
Corebridge Financial  39,006 789
Element Fleet Management (CAD)  159,883 2,284
Housing Development Finance (INR)  42,055 1,326
Mitsubishi HC Capital (JPY)  134,300 701
14,090
Insurance 3.0%
AIA Group (HKD)  73,800 784
Allstate  23,445 3,019
Assurant  5,982 762
AXA (EUR)  137,210 4,324
Axis Capital Holdings  14,810 899
Chubb  38,886 8,206
Definity Financial (CAD)  15,245 401
Direct Line Insurance Group (GBP)  251,845 545
First American Financial  5,234 297
Hanover Insurance Group  4,665 651
Hartford Financial Services Group  40,617 3,180
Kemper  6,915 426
Manulife Financial (CAD) (6) 70,486 1,394
Marsh & McLennan  13,713 2,223
MetLife  69,403 4,978
Munich Re (EUR)  11,322 3,900
PICC Property & Casualty, Class H (HKD)  1,178,000 1,035
Ping An Insurance Group, Class H (HKD)  96,500 659
Progressive  45,399 6,516
Sampo , Class A (EUR)  48,406 2,356
Selective Insurance Group  13,046 1,325
Storebrand (NOK)  184,290 1,521
Sun Life Financial (CAD)  46,974 2,270
Tokio Marine Holdings (JPY)  111,600 2,369
Travelers  29,301 5,424
Zurich Insurance Group (CHF)  5,510 2,614
62,078
Thrifts & Mortgage Finance 0.1%
Blue Foundry Bancorp (4) 8,536 104
Capitol Federal Financial  19,778 166
Essent Group  5,629 242
Kearny Financial  16,325 164
PennyMac Financial Services  14,213 859
1,535
Total Financials 168,727

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HEALTH CARE 7.9%
Biotechnology 0.8%
AbbVie  14,022 2,158
Abcam , ADR (4) 36,096 520
Agios Pharmaceuticals (4) 5,153 130
Amgen  10,391 2,407
Apellis Pharmaceuticals (4) 12,255 803
Argenx , ADR (4) 2,098 768
Ascendis Pharma, ADR (4) 6,085 676
Avid Bioservices  (4) 20,136 331
Biogen (4) 2,812 759
Blueprint Medicines (4) 8,334 353
Cerevel Therapeutics Holdings (4) 6,726 180
Crinetics Pharmaceuticals (4) 4,100 81
CRISPR Therapeutics (4) 3,414 168
Cytokinetics (4) 5,900 256
Generation Bio (4) 11,927 47
Genmab (DKK) (4) 2,062 776
HilleVax  (4) 3,520 59
Icosavax  (4) 10,004 82
Insmed  (4) 26,290 536
Intellia Therapeutics (4) 1,777 71
Ionis Pharmaceuticals (4) 8,949 321
Karuna Therapeutics (4) 2,494 497
Kura Oncology (4) 8,311 99
Kymera Therapeutics (4) 2,462 77
Leap Therapeutics, Acquisition Date: 9/28/20, Cost $4 (4)(7) 3,156 2
Monte Rosa Therapeutics (4) 4,871 30
Morphic Holding (4) 3,839 163
MorphoSys , ADR (4) 26,826 120
Nkarta  (4) 11,267 47
Prometheus Biosciences (4) 3,239 396
Prothena  (4) 4,039 225
RAPT Therapeutics (4) 5,668 167
Regeneron Pharmaceuticals (4) 2,644 2,011
Relay Therapeutics (4) 5,609 91
Repare Therapeutics (4) 4,849 50
Replimune Group (4) 2,762 61
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $— (4)(7) 1,127 5
Scholar Rock Holding (4) 13,679 117
Tenaya Therapeutics (4) 3,165 10
Vaxcyte  (4) 2,755 113
Vertex Pharmaceuticals (4) 3,720 1,080
Verve Therapeutics (4) 4,697 89

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Xencor  (4) 9,299 299
Zentalis Pharmaceuticals (4) 5,252 99
17,330
Health Care Equipment & Supplies 1.2%
Alcon (CHF)  10,802 736
Align Technology (4) 1,475 456
Becton Dickinson & Company  17,798 4,175
Elekta , Class B (SEK) (6) 131,915 1,030
Embecta 14,836 474
EssilorLuxottica (EUR)  10,504 1,821
GE HealthCare Technologies (4) 35,809 2,721
ICU Medical (4) 3,710 633
Intuitive Surgical (4) 17,896 4,105
Koninklijke Philips (EUR)  73,567 1,201
Masimo  (4) 2,948 493
Outset Medical (4) 18,061 412
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $192 (4)(7)(9) 51,080 25
Penumbra (4) 2,229 580
PROCEPT BioRobotics  (4) 14,121 529
QuidelOrtho  (4) 6,072 528
Siemens Healthineers (EUR)  39,360 2,054
STERIS  5,847 1,099
Stryker  9,189 2,416
Teleflex  2,165 516
26,004
Health Care Providers & Services 2.4%
Alignment Healthcare (4) 20,773 206
AmerisourceBergen  40,200 6,254
dentalcorp Holdings (CAD) (4)(6) 16,125 114
Elevance Health  29,516 13,863
Fresenius (EUR)  43,964 1,210
HCA Healthcare  13,157 3,203
Humana  10,181 5,040
ModivCare  (4) 6,204 609
Molina Healthcare (4) 6,568 1,808
NeoGenomics  (4) 22,072 372
Option Care Health (4) 16,676 511
Pennant Group (4) 10,259 154
Privia Health Group (4) 15,226 425
U.S. Physical Therapy  4,316 437
UnitedHealth Group  32,829 15,625
49,831
Health Care Technology 0.1%
Certara  (4) 10,901 198

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Doximity , Class A (4) 7,089 238
Veeva Systems, Class A (4) 4,273 708
1,144
Life Sciences Tools & Services 1.0%
10X Genomics, Class A (4) 5,000 238
Adaptive Biotechnologies (4) 6,364 54
Agilent Technologies  4,841 687
Bruker  12,512 862
Danaher  30,501 7,550
Evotec (EUR) (4) 28,250 507
Mettler -Toledo International (4) 502 720
Olink Holding, ADR (4) 11,479 269
Pacific Biosciences of California (4) 29,837 271
PerkinElmer  701 87
Thermo Fisher Scientific  16,336 8,850
20,095
Pharmaceuticals 2.4%
Arvinas  (4) 2,751 84
Astellas Pharma (JPY)  187,600 2,634
AstraZeneca, ADR (5) 117,541 7,661
Bayer (EUR)  40,639 2,413
Catalent  (4) 8,818 602
Eli Lilly  20,224 6,294
GSK, ADR  34,249 1,174
Ipsen (EUR)  4,336 495
Johnson & Johnson  48,313 7,405
Merck  44,884 4,769
Novartis (CHF)  43,600 3,669
Otsuka Holdings (JPY)  34,900 1,057
Reata Pharmaceuticals, Class A (4) 2,567 80
Roche Holding (CHF)  14,780 4,262
Sanofi (EUR)  46,702 4,367
Structure Therapeutics, ADR (4) 1,848 47
Ventyx Biosciences (4) 1,800 78
Zoetis  11,740 1,961
49,052
Total Health Care 163,456
INDUSTRIALS & BUSINESS SERVICES 4.8%
Aerospace & Defense 0.5%
Cadre Holdings  6,413 138
General Dynamics  4,184 954
L3Harris Technologies  22,935 4,844
Northrop Grumman  2,491 1,156
Parsons (4) 13,284 598

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Safran (EUR)  11,234 1,586
TransDigm Group  940 699
9,975
Airlines 0.0%
Allegiant Travel (4) 4,502 462
462
Building Products 0.1%
AZZ  14,231 579
Carrier Global  29,213 1,315
CSW Industrials  3,335 472
Gibraltar Industries (4) 3,852 206
2,572
Commercial Services & Supplies 0.1%
Cintas  1,373 602
Rentokil Initial (GBP)  79,149 487
Stericycle (4) 10,759 513
Tetra Tech  2,202 301
1,903
Construction & Engineering 0.0%
WillScot Mobile Mini Holdings (4) 4,321 222
222
Electrical Equipment 1.0%
ABB (CHF)  78,208 2,602
AMETEK  23,210 3,286
Eaton  30,122 5,269
Emerson Electric  8,452 699
Hubbell  9,512 2,393
Legrand (EUR)  22,109 2,042
Mitsubishi Electric (JPY)  182,600 2,052
Prysmian (EUR)  50,356 1,936
Thermon Group Holdings (4) 5,888 156
20,435
Industrial Conglomerates 1.0%
DCC (GBP)  21,074 1,170
General Electric  72,251 6,120
Honeywell International  13,783 2,639
Melrose Industries (GBP)  850,381 1,532
Roper Technologies  5,235 2,252
Siemens (EUR)  52,138 7,946
21,659
Machinery 0.6%
Cummins  5,310 1,291

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dover  9,169 1,374
Enerpac Tool Group  24,396 657
EnPro Industries  2,117 227
Esab 4,899 287
ESCO Technologies  6,289 586
Federal Signal  13,878 732
Graco 7,460 519
Helios Technologies  8,256 559
IDEX  3,284 739
Ingersoll Rand  24,545 1,425
John Bean Technologies  4,280 475
KION Group (EUR)  25,233 988
Marel (ISK)  25,415 99
Mueller Water Products, Class A  32,487 451
RBC Bearings (4) 1,953 449
SMC (JPY)  1,300 661
SPX Technologies (4) 10,897 768
THK (JPY)  27,800 623
Toro  3,385 374
13,284
Professional Services 0.4%
Booz Allen Hamilton Holding  12,521 1,186
Checkr , Acquisition Date: 6/29/18 - 12/2/19, Cost $60 (4)(7)(9) 7,797 60
Clarivate  (4) 39,736 402
Huron Consulting Group (4) 4,024 282
Legalzoom.com (4) 11,761 96
Recruit Holdings (JPY)  47,100 1,263
TechnoPro Holdings (JPY)  53,900 1,368
Teleperformance (EUR)  5,623 1,460
TransUnion  5,258 344
Upwork  (4) 10,508 119
Verisk Analytics  4,487 768
7,348
Road & Rail 0.7%
Central Japan Railway (JPY)  7,600 853
CSX  194,457 5,929
Landstar System  2,222 402
Norfolk Southern  8,628 1,940
Old Dominion Freight Line  5,547 1,882
Saia (4) 2,631 712
Union Pacific  14,546 3,015
14,733
Trading Companies & Distributors 0.4%
Air Lease  11,061 479

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ashtead Group (GBP)  28,211 1,867
Beacon Roofing Supply (4) 7,501 487
Bunzl (GBP)  28,533 1,017
Mitsubishi (JPY)  40,800 1,386
Rush Enterprises, Class A  7,133 404
SiteOne Landscape Supply (4) 5,654 839
Sumitomo (JPY)  89,200 1,520
7,999
Total Industrials & Business Services 100,592
INFORMATION TECHNOLOGY 11.6%
Communications Equipment 0.1%
Clearfield (4) 1,257 79
Infinera  (4) 17,238 122
Telefonaktiebolaget LM Ericsson, Class B (SEK)  313,776 1,737
1,938
Electronic Equipment, Instruments & Components 0.6%
CTS  16,534 716
Hamamatsu Photonics (JPY)  26,600 1,305
Largan Precision (TWD)  7,000 503
Littelfuse 2,473 640
Mirion Technologies (4) 61,475 558
Murata Manufacturing (JPY)  28,100 1,504
Novanta  (4) 2,963 465
Omron (JPY)  13,900 746
PAR Technology (4) 16,481 563
TE Connectivity  23,369 2,975
Teledyne Technologies (4) 2,896 1,246
Vontier 15,795 414
11,635
IT Services 2.1%
Accenture, Class A  10,363 2,752
Adyen (EUR) (4) 1,176 1,667
Affirm Holdings (4) 17,245 235
Amadeus IT Group (EUR) (4) 20,238 1,273
ANT International, Class C, Acquisition Date: 6/7/18, Cost $811 (4)
(7)(9) 212,821 432
Block (4) 11,018 845
Broadridge Financial Solutions  6,214 875
Fidelity National Information Services  16,500 1,045
Fiserv (4) 51,453 5,922
Mastercard , Class A  23,881 8,485
MongoDB (4) 6,426 1,346
NTT Data (JPY)  153,900 2,135
Payoneer Global (4) 78,099 453

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ServiceTitan , Acquisition Date: 11/9/18 - 5/4/21, Cost $14 (4)(7)
(9) 311 19
Shopify, Class A (4) 33,960 1,397
Snowflake, Class A (4) 4,293 663
SS&C Technologies Holdings  9,697 569
Themis Solutions, Acquisition Date: 4/14/21, Cost $34 (4)(7)(9) 1,500 27
Toast, Class A (4) 28,629 542
Visa, Class A  59,635 13,116
43,798
Semiconductors & Semiconductor Equipment 3.5%
Advanced Micro Devices (4) 36,027 2,831
Analog Devices  6,257 1,148
Applied Materials  28,725 3,336
ASML Holding (EUR)  6,885 4,244
ASML Holding  6,886 4,254
Broadcom  13,872 8,244
Entegris 11,344 967
KLA  9,547 3,622
Lam Research  7,033 3,418
Lattice Semiconductor (4) 16,094 1,367
Marvell Technology  25,362 1,145
Micron Technology  62,540 3,616
Monolithic Power Systems  4,292 2,079
NVIDIA  54,024 12,542
NXP Semiconductors  20,517 3,662
Onto Innovation (4) 6,477 534
Renesas Electronics (JPY) (4) 71,000 917
Skyworks Solutions  8,021 895
Taiwan Semiconductor Manufacturing (TWD)  297,759 4,926
Taiwan Semiconductor Manufacturing, ADR  12,320 1,073
Texas Instruments  34,956 5,993
Tokyo Electron (JPY)  4,800 1,647
72,460
Software 3.5%
Agilysys  (4) 5,524 441
Amplitude, Class A (4) 19,356 256
Atlassian , Class A (4) 8,627 1,418
Autodesk (4) 6,321 1,256
BILL Holdings (4) 10,274 870
Blackline (4) 7,048 482
Canva , Acquisition Date: 8/16/21 - 12/17/21, Cost $459 (4)(7)(9) 269 148
Ceridian HCM Holding (4) 1,389 101
Clearwater Analytics Holdings, Class A (4) 3,222 55
Confluent, Class A (4) 16,572 404
Crowdstrike Holdings, Class A (4) 3,862 466

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Datadog , Class A (4) 6,591 504
Descartes Systems Group (4) 10,765 793
DoubleVerify Holdings (4) 27,936 734
Five9 (4) 9,983 659
Fortinet (4) 5,465 325
Gusto, Acquisition Date: 10/4/21, Cost $148 (4)(7)(9) 5,153 97
Intuit  11,436 4,657
Manhattan Associates (4) 4,009 576
Microsoft (5) 175,998 43,897
nCino  (4) 2,646 72
Paycom Software (4) 1,746 505
Paycor HCM (4) 14,883 369
SAP (EUR)  23,121 2,627
ServiceNow  (4) 15,806 6,831
Socure , Acquisition Date: 12/22/21, Cost $26 (4)(7)(9) 1,599 12
Synopsys (4) 10,057 3,658
Workiva  (4) 7,025 627
72,840
Technology Hardware, Storage & Peripherals 1.8%
Apple (5) 228,452 33,676
Samsung Electronics (KRW)  61,557 2,817
36,493
Total Information Technology 239,164
MATERIALS 1.6%
Chemicals 1.0%
Air Liquide (EUR)  13,574 2,157
Akzo Nobel (EUR)  19,938 1,459
Asahi Kasei (JPY)  141,700 987
BASF (EUR)  25,138 1,287
Covestro (EUR)  26,297 1,156
Eastman Chemical  1,700 145
Element Solutions  56,965 1,170
HB Fuller  2,923 204
Johnson Matthey (GBP)  52,122 1,367
Linde  8,011 2,791
Nutrien 41,071 3,194
Quaker Chemical  3,404 666
Sherwin-Williams  14,850 3,287
Tosoh (JPY)  14,400 196
Umicore (EUR)  33,971 1,132
21,198

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Containers & Packaging 0.0%
Amcor, CDI (AUD)  76,640 850
850
Metals & Mining 0.5%
Antofagasta (GBP)  85,889 1,620
BHP Group (AUD)  25,341 767
BHP Group (GBP)  63,884 1,945
Compass Minerals International  3,100 120
Constellium  (4) 41,268 660
ERO Copper (CAD) (4) 11,815 185
Franco-Nevada (CAD)  795 102
Haynes International  8,394 459
IGO (AUD)  346,302 3,044
Rio Tinto (AUD)  8,230 643
South32 (AUD)  390,400 1,134
10,679
Paper & Forest Products 0.1%
Stora Enso, Class R (EUR)  99,277 1,403
West Fraser Timber (CAD)  2,781 209
1,612
Total Materials 34,339
REAL ESTATE 0.8%
Equity Real Estate Investment Trusts 0.6%
Boston Properties, REIT  4,800 314
Community Healthcare Trust, REIT  5,927 230
CubeSmart , REIT  16,281 765
EastGroup Properties, REIT  6,853 1,119
Equity LifeStyle Properties, REIT  10,371 711
Flagship Communities REIT (6) 5,798 108
Great Portland Estates (GBP)  121,915 831
Independence Realty Trust, REIT  24,571 444
Life Storage, REIT  7,200 868
Prologis, REIT  24,357 3,006
Public Storage, REIT  3,189 953
Rexford Industrial Realty, REIT  12,681 767
Scentre Group (AUD)  559,421 1,117
Terreno Realty, REIT  5,203 324
Weyerhaeuser, REIT  47,388 1,481
13,038
Real Estate Management & Development 0.2%
Altus Group (CAD)  2,969 133
DigitalBridge Group  13,163 161
FirstService 9,111 1,250

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Mitsui Fudosan (JPY)  103,200 1,967
Tricon Residential  43,652 354
3,865
Total Real Estate 16,903
UTILITIES 1.3%
Electric Utilities 0.7%
American Electric Power  16,666 1,466
Evergy 17,400 1,023
FirstEnergy  33,130 1,310
IDACORP  6,672 690
MGE Energy  3,484 247
Southern  143,537 9,051
13,787
Gas Utilities 0.1%
Beijing Enterprises Holdings (HKD)  151,000 495
Chesapeake Utilities  5,735 735
ONE Gas  3,435 275
Southwest Gas Holdings  11,222 707
2,212
Independent Power & Renewable Electricity Producers 0.1%
Electric Power Development (JPY)  54,700 872
NextEra Energy Partners  5,996 397
1,269
Multi-Utilities 0.4%
Ameren  12,911 1,068
DTE Energy  6,716 737
Engie (EUR)  210,896 3,078
National Grid (GBP)  140,840 1,767
Sempra Energy  13,791 2,068
8,718
Water Utilities 0.0%
California Water Service Group  6,221 356
SJW Group  5,082 389
745
Total Utilities 26,731
Total Miscellaneous Common Stocks  0.0% (10) 894
Total Common Stocks (Cost $665,816) 1,027,446

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS 0.2%
CONSUMER DISCRETIONARY 0.0%
Hotels, Restaurants & Leisure 0.0%
Cava Group, Series E, Acquisition Date: 6/23/20 - 3/26/21,
Cost $246 (4)(7)(9) 9,932 318
Cava Group, Series F, Acquisition Date: 3/26/21, Cost $163 (4)(7)
(9) 4,338 139
Torchys Holdings, Series D, Acquisition Date: 11/13/20,
Cost $91 (4)(7)(8)(9) 10,166 41
498
Internet & Direct Marketing Retail 0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $133 (4)(7)(9) 22,936 42
42
Total Consumer Discretionary 540
CONSUMER STAPLES 0.0%
Food Products 0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $174 (4)(7)(9) 9,433 472
Total Consumer Staples 472
FINANCIALS 0.0%
Banks 0.0%
CRB Group, Series D, 0.10%, Acquisition Date: 1/28/22,
Cost $116 (4)(7)(9) 1,101 85
Total Financials 85
HEALTH CARE 0.1%
Biotechnology 0.0%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $64 (4)(7)(9) 23,170 153
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $99 (4)(7)(9) 12,283 81
Leap Therapeutics, Acquisition Date: 9/28/20, Cost $25 (4)(7) 19 10
Leap Therapeutics, Hold-Back Shares, Acquisition Date: 9/28/20,
Cost $3 (4)(7) 2 1
245
Health Care Equipment & Supplies 0.0%
Kardium , Series D-6, Acquisition Date: 1/8/21, Cost $70 (4)(7)(9) 68,919 70
70
Health Care Providers & Services 0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $132 (4)(7)(9) 54,988 126
126

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Life Sciences Tools & Services 0.1%
Cleerly , Series C, Acquisition Date: 7/8/22, Cost $63 (4)(7)(9) 5,327 63
Inscripta , Series E, Acquisition Date: 3/30/21, Cost $73 (4)(7)(9) 8,237 46
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $96 (4)(7)(9) 7,007 425
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $145 (4)(7)(9) 3,255 198
732
Total Health Care 1,173
INDUSTRIALS & BUSINESS SERVICES 0.0%
Aerospace & Defense 0.0%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $74 (4)(7)(9) 1,636 52
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $146 (4)(7)(9) 26,194 132
184
Air Freight & Logistics 0.0%
FLEXE, Series C, Acquisition Date: 11/18/20, Cost $69 (4)(7)(9) 5,632 115
FLEXE, Series D, Acquisition Date: 4/7/22, Cost $39 (4)(7)(9) 1,899 39
154
Electrical Equipment 0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $72 (4)(7)(9) 3,445 46
46
Professional Services 0.0%
Checkr , Series C, Acquisition Date: 4/10/18, Cost $53 (4)(7)(9) 11,613 89
Checkr , Series D, Acquisition Date: 9/6/19, Cost $166 (4)(7)(9) 16,497 127
216
Road & Rail 0.0%
Convoy, Series C, Acquisition Date: 9/14/18, Cost $103 (4)(7)(9) 14,525 75
Convoy, Series D, Acquisition Date: 10/30/19, Cost $142 (4)(7)(9) 10,496 55
130
Total Industrials & Business Services 730
INFORMATION TECHNOLOGY 0.1%
IT Services 0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $58 (4)(7)(9) 3,986 75
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $23 (4)(7)(9) 1,224 23
ServiceTitan , Series A-1, Acquisition Date: 11/9/18, Cost $— (4)
(7)(9) 5 —
ServiceTitan , Series D, Acquisition Date: 11/9/18, Cost $61 (4)(7)
(9) 2,321 146
ServiceTitan , Series F, Acquisition Date: 3/25/21, Cost $12 (4)(7)
(9) 116 7

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $8 (4)(7)(9) 340 6
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $1 (4)(7)(9) 30 1
Themis Solutions, Series B, Acquisition Date: 4/14/21, Cost $1 (4)
(7)(9) 40 1
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $96 (4)(7)(9) 4,280 76
335
Software 0.1%
Canva , Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $27 (4)(7)(9) 16 9
Canva , Series A-3, Acquisition Date: 12/17/21, Cost $2 (4)(7)(9) 1 1
Databricks , Series G, Acquisition Date: 2/1/21, Cost $147 (4)(7)(9) 2,493 150
Databricks , Series H, Acquisition Date: 8/31/21, Cost $433 (4)(7)
(9) 5,892 353
Gusto, Series E, Acquisition Date: 7/13/21, Cost $219 (4)(7)(9) 7,205 136
Nuro , Series C, Acquisition Date: 10/30/20 - 3/2/21, Cost $157 (4)
(7)(9) 12,058 167
Nuro , Series D, Acquisition Date: 10/29/21, Cost $69 (4)(7)(9) 3,303 46
SecurityScorecard , Series E, Acquisition Date: 3/5/21,
Cost $68 (4)(7)(9) 13,365 65
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $88 (4)(7)(9) 14,030 145
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $10 (4)(7)(9) 1,110 11
Socure , Series A, Acquisition Date: 12/22/21, Cost $31 (4)(7)(9) 1,943 15
Socure , Series A-1, Acquisition Date: 12/22/21, Cost $26 (4)(7)(9) 1,595 12
Socure , Series B, Acquisition Date: 12/22/21, Cost $— (4)(7)(9) 29 —
Socure , Series E, Acquisition Date: 10/27/21, Cost $59 (4)(7)(9) 3,698 28
1,138
Total Information Technology 1,473
MATERIALS 0.0%
Chemicals 0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $88 (4)(7)(9) 1,853 144
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $123 (4)(7)(9) 2,982 93
237

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Metals & Mining 0.0%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22, Cost $75 (4)
(7)(9) 2,736 117
117
Total Materials 354
Total Convertible Preferred Stocks (Cost $4,439) 4,827
CORPORATE BONDS 4.1%
AbbVie, 3.20%, 11/21/29  275,000 243
AbbVie, 4.05%, 11/21/39  320,000 271
AbbVie, 4.25%, 11/21/49  295,000 246
AbbVie, 4.70%, 5/14/45  520,000 460
AbbVie, 4.875%, 11/14/48  390,000 358
AerCap Ireland Capital, 2.45%, 10/29/26  360,000 316
AerCap Ireland Capital, 3.50%, 1/15/25  150,000 143
AerCap Ireland Capital, 4.875%, 1/16/24  380,000 377
AerCap Ireland Capital, 6.50%, 7/15/25  265,000 265
AIA Group, 3.90%, 4/6/28 (1)(6) 665,000 630
Aker BP, 2.875%, 1/15/26 (1) 150,000 139
Alexandria Real Estate Equities, 3.375%, 8/15/31  360,000 316
Alexandria Real Estate Equities, 3.95%, 1/15/28  595,000 560
Alexandria Real Estate Equities, 4.70%, 7/1/30  85,000 82
Ally Financial, 4.75%, 6/9/27  795,000 757
American Airlines PTT, Series 2013-1, Class A, 4.00%, 7/15/25  1 —
Amgen, 4.875%, 3/1/53  330,000 293
Amgen, 5.25%, 3/2/30  210,000 209
Amgen, 5.65%, 3/2/53  160,000 159
Anheuser-Busch InBev Worldwide, 4.50%, 6/1/50  37,000 33
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  305,000 307
Aon, 2.80%, 5/15/30  110,000 94
APA Pipelines, 4.25%, 7/15/27 (1)(6) 210,000 203
Arrow Electronics, 4.00%, 4/1/25  395,000 382
Astrazeneca Finance, 1.75%, 5/28/28  295,000 252
AT&T, 3.50%, 9/15/53  850,000 580
Ausgrid Finance, 4.35%, 8/1/28 (1) 385,000 358
Banco Bilbao Vizcaya Argentaria, VR, 5.862%, 9/14/26 (11) 400,000 397
Banco Santander, VR, 1.722%, 9/14/27 (11) 400,000 345
Bank of America, 3.248%, 10/21/27  1,885,000 1,735
Bank of America, VR, 1.898%, 7/23/31 (11) 1,220,000 952
Bank of America, VR, 1.922%, 10/24/31 (11) 885,000 687
Bank of America, VR, 2.496%, 2/13/31 (11) 750,000 618
Bank of America, VR, 2.592%, 4/29/31 (11) 75,000 62
Bank of America, VR, 3.419%, 12/20/28 (11) 70,000 64
Bank of America, VR, 3.559%, 4/23/27 (11) 190,000 178

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bank of America, VR, 4.271%, 7/23/29 (11) 715,000 672
Bank of Ireland Group, VR, 6.253%, 9/16/26 (1)(11) 270,000 270
Bank of Nova Scotia, 4.85%, 2/1/30  430,000 417
Barclays, VR, 2.279%, 11/24/27 (11) 210,000 185
Barclays, VR, 2.852%, 5/7/26 (11) 515,000 482
Barclays, VR, 3.932%, 5/7/25 (11) 380,000 369
Barclays, VR, 5.501%, 8/9/28 (11) 200,000 196
BAT Capital, 3.557%, 8/15/27  1,025,000 934
BAT International Finance, 1.668%, 3/25/26 (6) 135,000 120
Becton Dickinson & Company, 2.823%, 5/20/30  190,000 163
Becton Dickinson & Company, 3.70%, 6/6/27  365,000 345
Becton Dickinson & Company, 4.298%, 8/22/32  95,000 88
Berkshire Hathaway Finance, 2.50%, 1/15/51  450,000 281
Berkshire Hathaway Finance, 2.85%, 10/15/50  145,000 99
Berkshire Hathaway Finance, 3.85%, 3/15/52  145,000 117
BNP Paribas, VR, 1.323%, 1/13/27 (1)(11) 790,000 699
BNP Paribas, VR, 2.591%, 1/20/28 (1)(11) 505,000 448
Boardwalk Pipelines, 3.40%, 2/15/31  285,000 242
Boardwalk Pipelines, 4.45%, 7/15/27  85,000 81
Boardwalk Pipelines, 5.95%, 6/1/26  495,000 496
Booking Holdings, 4.625%, 4/13/30  170,000 165
Brixmor Operating Partnership, 3.90%, 3/15/27  335,000 311
Brixmor Operating Partnership, 4.05%, 7/1/30  195,000 172
Brixmor Operating Partnership, 4.125%, 5/15/29  798,000 719
Broadcom, 4.11%, 9/15/28  105,000 99
CaixaBank , VR, 6.208%, 1/18/29 (1)(11) 380,000 379
Capital One Financial, 3.65%, 5/11/27  670,000 624
Capital One Financial, VR, 2.359%, 7/29/32 (11) 510,000 374
Capital One Financial, VR, 3.273%, 3/1/30 (11) 190,000 164
Capital One Financial, VR, 5.247%, 7/26/30 (11) 100,000 96
Capital One Financial, VR, 5.468%, 2/1/29 (11) 595,000 584
Carvana , 10.25%, 5/1/30 (1) 690,000 431
Celanese U.S. Holdings, 6.05%, 3/15/25  335,000 334
Celanese U.S. Holdings, 6.165%, 7/15/27  215,000 214
Centene , 2.625%, 8/1/31  940,000 731
Charter Communications Operating, 2.25%, 1/15/29  245,000 197
Charter Communications Operating, 3.75%, 2/15/28  815,000 734
Charter Communications Operating, 4.20%, 3/15/28  335,000 307
Charter Communications Operating, 6.484%, 10/23/45  90,000 82
Cheniere Corpus Christi Holdings, 3.70%, 11/15/29  50,000 45
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27  110,000 109
Citigroup, VR, 3.106%, 4/8/26 (11) 365,000 347
Citigroup, VR, 5.61%, 9/29/26 (11) 480,000 480
Citigroup, Series VAR, VR, 3.07%, 2/24/28 (11) 405,000 368
CNO Financial Group, 5.25%, 5/30/25  152,000 150
Comcast, 3.25%, 11/1/39  445,000 346

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Corebridge Financial, 3.90%, 4/5/32 (1) 110,000 96
Crown Castle, 2.25%, 1/15/31  860,000 688
Crown Castle, 2.90%, 3/15/27  95,000 86
Crown Castle, 5.00%, 1/11/28  230,000 226
Crown Castle Towers, 3.663%, 5/15/25 (1) 725,000 681
CSL Finance, 4.05%, 4/27/29 (1) 190,000 177
CVS Health, 1.75%, 8/21/30  400,000 312
CVS Health, 3.25%, 8/15/29  100,000 88
CVS Health, 5.05%, 3/25/48  549,000 492
CVS Health, 5.625%, 2/21/53  335,000 325
Daimler Truck Finance North America, 5.125%, 1/19/28 (1) 150,000 148
Danske Bank, 5.375%, 1/12/24 (1) 510,000 508
Danske Bank, VR, 3.244%, 12/20/25 (1)(11) 205,000 195
Danske Bank, VR, 3.773%, 3/28/25 (1)(11) 255,000 250
Discover Financial Services, 4.10%, 2/9/27  350,000 331
Duke Energy, 5.00%, 8/15/52  325,000 289
Ecolab, 4.80%, 3/24/30  20,000 20
Edison International, 4.95%, 4/15/25  25,000 24
EDP Finance, 6.30%, 10/11/27 (1) 200,000 206
Elevance Health, 5.125%, 2/15/53  165,000 157
Enel Finance America, 7.10%, 10/14/27 (1) 200,000 209
Enel Finance International, 6.80%, 10/14/25 (1) 200,000 205
Energy Transfer, 2.90%, 5/15/25  140,000 132
Energy Transfer, 4.50%, 4/15/24  55,000 54
Energy Transfer, 5.875%, 1/15/24  160,000 160
Energy Transfer, 6.00%, 6/15/48  379,000 347
Energy Transfer, 6.25%, 4/15/49  95,000 90
Eni, Series X-R, 4.75%, 9/12/28 (1) 450,000 437
Enterprise Products Operating, 2.80%, 1/31/30  110,000 94
Enterprise Products Operating, 3.20%, 2/15/52  220,000 147
Equifax, 5.10%, 12/15/27  235,000 233
Equitable Holdings, 4.35%, 4/20/28  880,000 835
FedEx, 2.40%, 5/15/31  351,000 284
Fifth Third Bancorp, VR, 4.772%, 7/28/30 (11) 100,000 96
Fiserv, 3.50%, 7/1/29  110,000 98
General Motors, 4.20%, 10/1/27  235,000 222
General Motors, 5.60%, 10/15/32  105,000 100
General Motors Financial, 4.00%, 10/6/26  175,000 166
General Motors Financial, 4.30%, 7/13/25  385,000 373
General Motors Financial, 4.35%, 4/9/25  90,000 87
GLP Capital, 3.35%, 9/1/24  100,000 96
Goldman Sachs Group, 3.50%, 11/16/26  145,000 136
Goldman Sachs Group, VR, 1.542%, 9/10/27 (11) 410,000 356
Goldman Sachs Group, VR, 3.615%, 3/15/28 (11) 390,000 363
Goldman Sachs Group, VR, 4.482%, 8/23/28 (11) 510,000 489
Gray Oak Pipeline, 2.00%, 9/15/23 (1) 35,000 34

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Gray Oak Pipeline, 2.60%, 10/15/25 (1) 115,000 104
Gray Oak Pipeline, 3.45%, 10/15/27 (1) 45,000 40
Hasbro, 3.55%, 11/19/26  190,000 177
HCA, 2.375%, 7/15/31  140,000 109
HCA, 3.125%, 3/15/27 (1) 165,000 150
HCA, 3.375%, 3/15/29 (1) 65,000 57
HCA, 3.50%, 9/1/30  278,000 238
HCA, 5.375%, 9/1/26  130,000 128
HCA, 5.875%, 2/15/26  475,000 475
Healthcare Realty Holdings, 2.05%, 3/15/31  150,000 109
Healthcare Realty Holdings, 3.625%, 1/15/28  440,000 395
HSBC Holdings, VR, 1.645%, 4/18/26 (11) 205,000 188
HSBC Holdings, VR, 2.099%, 6/4/26 (11) 435,000 400
HSBC Holdings, VR, 2.999%, 3/10/26 (11) 395,000 373
HSBC Holdings, VR, 4.755%, 6/9/28 (6)(11) 680,000 651
HSBC Holdings, VR, 5.21%, 8/11/28 (11) 335,000 328
Humana, 3.70%, 3/23/29  120,000 109
Humana, 4.875%, 4/1/30  365,000 356
Humana, 5.50%, 3/15/53  145,000 140
Hyundai Capital America, 1.80%, 10/15/25 (1) 195,000 177
Hyundai Capital America, 2.10%, 9/15/28 (1) 325,000 270
ING Groep , VR, 1.726%, 4/1/27 (11) 200,000 178
Intercontinental Exchange, 2.65%, 9/15/40  90,000 63
Intercontinental Exchange, 4.35%, 6/15/29  350,000 339
JPMorgan Chase, VR, 1.578%, 4/22/27 (11) 1,810,000 1,598
JPMorgan Chase, VR, 2.182%, 6/1/28 (11) 510,000 446
JPMorgan Chase, VR, 2.522%, 4/22/31 (11) 475,000 393
JPMorgan Chase, VR, 2.739%, 10/15/30 (11) 320,000 269
JPMorgan Chase, VR, 2.947%, 2/24/28 (11) 405,000 368
JPMorgan Chase, VR, 2.956%, 5/13/31 (11) 410,000 344
JPMorgan Chase, VR, 4.851%, 7/25/28 (11) 255,000 248
KBC Group, VR, 5.796%, 1/19/29 (1)(11) 640,000 631
Kookmin Bank, 4.50%, 2/1/29 (6) 500,000 470
Las Vegas Sands, 3.50%, 8/18/26  170,000 155
Lowe's, 4.25%, 4/1/52  205,000 161
Lowe's, 5.625%, 4/15/53  120,000 114
LSEGA Financing, 2.00%, 4/6/28 (1) 1,020,000 878
LSEGA Financing, 2.50%, 4/6/31 (1) 285,000 236
LSEGA Financing, 3.20%, 4/6/41 (1) 200,000 151
Marriott International, 5.00%, 10/15/27  255,000 252
Marsh & McLennan, 2.25%, 11/15/30  140,000 114
Micron Technology, 4.185%, 2/15/27  95,000 90
Micron Technology, 5.327%, 2/6/29  180,000 174
Micron Technology, 6.75%, 11/1/29  160,000 164
Mileage Plus Holdings, 6.50%, 6/20/27 (1) 342,000 341
Mitsubishi UFJ Financial Group, VR, 5.354%, 9/13/28 (11) 325,000 321

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Morgan Stanley, VR, 1.593%, 5/4/27 (11) 2,565,000 2,263
Morgan Stanley, VR, 3.217%, 4/22/42 (11) 110,000 82
Morgan Stanley, VR, 3.591%, 7/22/28 (11) 135,000 125
Morgan Stanley, VR, 3.772%, 1/24/29 (11) 203,000 187
Morgan Stanley, VR, 4.431%, 1/23/30 (11) 150,000 141
Morgan Stanley, VR, 5.123%, 2/1/29 (11) 830,000 816
NatWest Group, VR, 7.472%, 11/10/26 (6)(11) 200,000 208
Netflix, 4.625%, 5/15/29 (EUR)  500,000 525
NextEra Energy Capital Holdings, 2.44%, 1/15/32  305,000 241
NextEra Energy Capital Holdings, 3.00%, 1/15/52  305,000 199
NextEra Energy Capital Holdings, 5.00%, 7/15/32  100,000 96
NextEra Energy Capital Holdings, 5.25%, 2/28/53  135,000 128
Nordea Bank, 5.375%, 9/22/27 (1) 245,000 244
NRG Energy, 4.45%, 6/15/29 (1) 155,000 138
NTT Finance, 1.591%, 4/3/28 (1) 475,000 401
NTT Finance, 2.065%, 4/3/31 (1) 200,000 162
NXP, 2.70%, 5/1/25  35,000 33
NXP, 3.15%, 5/1/27  75,000 68
NXP, 5.35%, 3/1/26  170,000 168
Oracle, 2.30%, 3/25/28  235,000 204
Oracle, 5.55%, 2/6/53  140,000 128
Pacific Gas & Electric, 2.10%, 8/1/27  175,000 149
Pacific Gas & Electric, 2.50%, 2/1/31  340,000 264
Pacific Gas & Electric, 4.55%, 7/1/30  305,000 275
Pacific Gas & Electric, 5.90%, 6/15/32  110,000 106
Parker-Hannifin, 4.25%, 9/15/27  120,000 115
Parker-Hannifin, 4.50%, 9/15/29  130,000 124
PerkinElmer, 1.90%, 9/15/28  280,000 233
PerkinElmer, 2.25%, 9/15/31  150,000 116
PerkinElmer, 3.30%, 9/15/29  165,000 143
Philip Morris International, 5.125%, 2/15/30  215,000 211
Philip Morris International, 5.625%, 11/17/29  95,000 96
PNC Financial Services Group, 2.55%, 1/22/30  110,000 93
Realty Income, 3.95%, 8/15/27  139,000 132
Regency Centers, 3.60%, 2/1/27  300,000 282
Reynolds American, 4.45%, 6/12/25  129,000 125
Rogers Communications, 3.20%, 3/15/27 (1) 135,000 124
Rogers Communications, 3.80%, 3/15/32 (1) 210,000 183
Rogers Communications, 4.35%, 5/1/49  30,000 23
Rogers Communications, 4.55%, 3/15/52 (1) 555,000 442
Ross Stores, 1.875%, 4/15/31  365,000 286
Sabine Pass Liquefaction, 4.50%, 5/15/30  345,000 323
Sabine Pass Liquefaction, 5.00%, 3/15/27  910,000 887
Sabine Pass Liquefaction, 5.875%, 6/30/26  210,000 211
Santander Holdings USA, VR, 2.49%, 1/6/28 (11) 260,000 226
Santander UK Group Holdings, VR, 1.532%, 8/21/26 (11) 930,000 830

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SBA Tower Trust, 1.84%, 4/15/27 (1) 440,000 374
SBA Tower Trust, 2.328%, 1/15/28 (1) 75,000 64
SBA Tower Trust, 2.593%, 10/15/31 (1) 360,000 279
Sempra Energy, 3.70%, 4/1/29  105,000 95
Sherwin-Williams, 2.95%, 8/15/29  400,000 347
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1) 200,000 194
Southern California Edison, 5.70%, 3/1/53  170,000 170
Southern California Edison, Series D, 4.70%, 6/1/27  235,000 230
Standard Chartered, VR, 1.456%, 1/14/27 (1)(11) 210,000 186
Standard Chartered, VR, 2.608%, 1/12/28 (1)(11) 935,000 832
Standard Chartered, VR, 3.971%, 3/30/26 (1)(11) 205,000 197
T-Mobile USA, 2.05%, 2/15/28  410,000 351
T-Mobile USA, 3.75%, 4/15/27  1,500,000 1,409
Targa Resources Partners, 5.50%, 3/1/30  450,000 426
Targa Resources Partners, 6.875%, 1/15/29  120,000 122
Transcontinental Gas Pipe Line, 4.00%, 3/15/28  545,000 512
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  95,000 80
Transurban Finance, 2.45%, 3/16/31 (1) 210,000 166
Transurban Finance, 3.375%, 3/22/27 (1) 540,000 495
Trinity Acquisition, 4.40%, 3/15/26  335,000 321
Truist Financial, VR, 4.123%, 6/6/28 (11) 370,000 353
UBS Group, VR, 4.751%, 5/12/28 (1)(11) 200,000 192
UBS Group, VR, 5.711%, 1/12/27 (1)(11) 325,000 324
United Airlines PTT, Series 2019-2, Class A, 2.90%, 5/1/28  114,255 98
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32  70,762 60
UnitedHealth Group, 2.00%, 5/15/30  945,000 775
UnitedHealth Group, 2.75%, 5/15/40  70,000 51
UnitedHealth Group, 5.875%, 2/15/53  270,000 291
Utah Acquisition Sub, 3.95%, 6/15/26  615,000 574
Verizon Communications, 2.10%, 3/22/28  240,000 207
Verizon Communications, 2.55%, 3/21/31  670,000 547
Verizon Communications, 2.65%, 11/20/40  340,000 230
Verizon Communications, 3.55%, 3/22/51  405,000 291
Vistra Operations, 3.55%, 7/15/24 (1) 705,000 677
Vistra Operations, 5.125%, 5/13/25 (1) 355,000 345
Volkswagen Bank, 2.50%, 7/31/26 (EUR)  300,000 299
Volkswagen Group of America Finance, 1.625%, 11/24/27 (1) 385,000 326
Volkswagen Group of America Finance, 3.20%, 9/26/26 (1) 600,000 554
Volkswagen Group of America Finance, 4.60%, 6/8/29 (1) 200,000 191
Warnermedia Holdings, 3.755%, 3/15/27 (1) 520,000 475
Warnermedia Holdings, 4.054%, 3/15/29 (1) 180,000 161
Wells Fargo, 4.30%, 7/22/27  290,000 280
Wells Fargo, VR, 2.393%, 6/2/28 (11) 1,860,000 1,641
Wells Fargo, VR, 2.572%, 2/11/31 (11) 1,645,000 1,369
Wells Fargo, VR, 2.879%, 10/30/30 (11) 850,000 724
Westlake, 1.625%, 7/17/29 (EUR)  177,000 151

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Woodside Finance, 3.65%, 3/5/25 (1) 470,000 451
Woodside Finance, 3.70%, 9/15/26 (1) 439,000 412
Woodside Finance, 3.70%, 3/15/28 (1) 520,000 475
Workday, 3.70%, 4/1/29  80,000 73
Xcel Energy, 3.40%, 6/1/30  360,000 317
Total Corporate Bonds (Cost $94,622) 85,271
EQUITY MUTUAL FUNDS 12.4%
T. Rowe Price Institutional Emerging Markets Equity Fund (2) 2,711,268 88,360
T. Rowe Price Multi-Strategy Total Return Fund - I Class (2) 8,130,164 76,993
T. Rowe Price Real Assets Fund - I Class (2) 4,250,306 58,314
T. Rowe Price U.S. Large-Cap Core Fund - I Class (2) 1,134,783 33,363
Total Equity Mutual Funds (Cost $242,455) 257,030
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.0%
NBN, 2.625%, 5/5/31 (1) 315,000 256
Total Foreign Government Obligations & Municipalities (Cost
$315) 256
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 1.0%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A,
ARM, 1M USD LIBOR + 0.88%, 5.461%, 9/15/34 (1) 317,821 312
Angel Oak Mortgage Trust, Series 2020-5, Class A3, CMO, ARM,
2.041%, 5/25/65 (1) 41,561 38
Angel Oak Mortgage Trust I, Series 2019-1, Class A2, CMO, ARM,
4.022%, 11/25/48 (1) 701 1
Angel Oak Mortgage Trust I, Series 2019-4, Class A3, CMO, ARM,
3.301%, 7/26/49 (1) 8,925 9
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class B, ARM, 1M
USD LIBOR + 1.25%, 5.838%, 9/15/32 (1) 190,000 186
Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class
A20, CMO, ARM, 2.50%, 6/25/51 (1) 609,989 477
Bayview MSR Opportunity Master Fund Trust, Series 2021-4, Class
A20, CMO, ARM, 2.50%, 10/25/51 (1) 412,013 322
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 6.836%, 11/15/34 (1) 195,000 165
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO,
ARM, 2.034%, 6/25/56 (1) 211,091 184
BX Commercial Mortgage Trust, Series 2019-IMC, Class A, ARM,
1M USD LIBOR + 1.00%, 5.588%, 4/15/34 (1) 535,000 526

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BX Commercial Mortgage Trust, Series 2022-CSMO, Class B,
ARM, 1M TSFR + 3.141%, 7.703%, 6/15/27 (1) 345,000 344
BX Trust, Series 2021-ARIA, Class B, ARM, 1M USD LIBOR +
1.297%, 5.885%, 10/15/36 (1) 330,000 321
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class B,
ARM, 1M TSFR + 2.092%, 6.655%, 3/15/35 (1) 655,000 645
CIM Trust, Series 2021-INV1, Class A29, CMO, ARM, 2.50%,
7/1/51 (1) 408,178 319
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
CMO, ARM, 3.00%, 11/27/51 (1) 158,144 129
Cold Storage Trust, Series 2020-ICE5, Class C, ARM, 1M USD
LIBOR + 1.65%, 6.238%, 11/15/37 (1) 181,853 180
COLT Mortgage Loan Trust, Series 2020-3, Class A1, CMO, ARM,
1.506%, 4/27/65 (1) 34,332 32
COLT Mortgage Loan Trust, Series 2020-3, Class A3, CMO, ARM,
2.38%, 4/27/65 (1) 55,228 51
Commercial Mortgage Trust, Series 2016-CR28, Class AHR,
3.651%, 2/10/49  298,644 281
Connecticut Avenue Securities, Series 2017-C06, Class 2ED1,
CMO, ARM, 1M USD LIBOR + 1.00%, 5.617%, 2/25/30  122,673 122
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M1,
CMO, ARM, SOFR30A + 1.00%, 5.484%, 12/25/41 (1) 86,877 86
Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M1,
CMO, ARM, SOFR30A + 1.20%, 5.684%, 1/25/42 (1) 641,726 635
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M1,
CMO, ARM, SOFR30A + 2.10%, 6.584%, 3/25/42 (1) 427,043 428
Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M1,
CMO, ARM, SOFR30A + 2.00%, 6.484%, 3/25/42 (1) 275,601 277
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1,
CMO, ARM, SOFR30A + 2.75%, 7.234%, 5/25/42 (1) 121,394 124
Connecticut Avenue Securities Trust, Series 2022-R07, Class 1M1,
CMO, ARM, SOFR30A + 2.95%, 7.442%, 6/25/42 (1) 137,279 140
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1,
CMO, ARM, SOFR30A + 2.40%, 6.892%, 12/25/42 (1) 391,699 395
Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1,
CMO, ARM, SOFR30A + 2.30%, 6.792%, 1/25/43 (1) 534,775 538
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257%,
8/15/37 (1) 205,237 184
DC Office Trust, Series 2019-MTC, Class D, ARM, 3.072%,
9/15/45 (1) 430,000 310
Deephaven Residential Mortgage Trust, Series 2021-2, Class A2,
CMO, ARM, 1.209%, 4/25/66 (1) 108,622 92
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO, ARM,
1M USD LIBOR + 0.85%, 5.356%, 3/25/50 (1) 66,513 62
Flagstar Mortgage Trust, Series 2021-3INV, Class A16, CMO, ARM,
2.50%, 6/25/51 (1) 339,986 266

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FWD Securitization Trust, Series 2020-INV1, Class A3, CMO, ARM,
2.44%, 1/25/50 (1) 87,374 78
Galton Funding Mortgage Trust, Series 2018-1, Class A23, CMO,
ARM, 3.50%, 11/25/57 (1) 32,005 29
Galton Funding Mortgage Trust, Series 2018-2, Class A22, CMO,
ARM, 4.00%, 10/25/58 (1) 20,708 19
Galton Funding Mortgage Trust, Series 2019-H1, Class A3, CMO,
ARM, 2.964%, 10/25/59 (1) 246,526 237
GCAT Trust, Series 2021-NQM4, Class A3, CMO, ARM, 1.556%,
8/25/66 (1) 143,701 110
Great Wolf Trust, Series 2019-WOLF, Class A, ARM, 1M TSFR +
1.148%, 5.71%, 12/15/36 (1) 370,000 365
Great Wolf Trust, Series 2019-WOLF, Class C, ARM, 1M TSFR +
1.747%, 6.309%, 12/15/36 (1) 335,000 328
GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class
2A1, CMO, ARM, 3.059%, 7/25/44 (1) 7,601 8
GS Mortgage-Backed Securities Trust, Series 2020-INV1, Class
A14, CMO, ARM, 2.929%, 10/25/50 (1) 181,909 154
GS Mortgage-Backed Securities Trust, Series 2021-GR1, Class A4,
CMO, ARM, 2.50%, 11/25/51 (1) 311,070 243
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A4,
CMO, ARM, 2.50%, 2/25/52 (1) 317,223 248
Hundred Acre Wood Trust, Series 2021-INV1, Class A27, CMO,
ARM, 2.50%, 7/25/51 (1) 599,690 469
Hundred Acre Wood Trust, Series 2021-INV2, Class A27, CMO,
ARM, 2.50%, 10/25/51 (1) 183,401 143
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1, CMO,
ARM, 1.073%, 9/25/56 (1) 144,441 115
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (1) 145,000 130
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 78,055 69
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 90,219 79
JPMorgan Mortgage Trust, Series 2020-5, Class B2, CMO, ARM,
3.583%, 12/25/50 (1) 235,869 194
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50 (1) 73,219 64
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15, CMO,
ARM, 3.50%, 6/25/50 (1) 9,299 9
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 20,458 20
JPMorgan Mortgage Trust, Series 2020-LTV1, Class B1A, CMO,
ARM, 3.284%, 6/25/50 (1) 241,677 201
KIND Trust, Series 2021-KIND, Class B, ARM, 1M USD LIBOR +
1.35%, 5.938%, 8/15/38 (1) 680,085 640

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-
C18, Class 300A, 3.749%, 8/15/31  225,000 213
New Residential Mortgage Loan Trust, Series 2021-INV2, Class A4,
CMO, ARM, 2.50%, 9/25/51 (1) 258,034 202
OBX Trust, Series 2019-EXP2, Class 1A3, CMO, ARM, 4.00%,
6/25/59 (1) 68,178 62
OBX Trust, Series 2019-EXP3, Class 1A8, CMO, ARM, 3.50%,
10/25/59 (1) 45,292 42
OBX Trust, Series 2020-EXP1, Class 1A8, CMO, ARM, 3.50%,
2/25/60 (1) 186,610 164
OBX Trust, Series 2021-NQM3, Class A1, CMO, ARM, 1.054%,
7/25/61 (1) 219,101 169
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.442%, 4/25/43  159,144 146
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.781%, 8/25/47 (1) 207,110 189
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47 (1) 46,944 43
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO, ARM,
3.50%, 3/25/48 (1) 12,205 11
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48 (1) 31,603 29
Sequoia Mortgage Trust, Series 2018-CH4, Class A2, CMO, ARM,
4.00%, 10/25/48 (1) 4,403 4
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (1) 11,341 11
SMRT, Series 2022-MINI, Class C, ARM, 1M TSFR + 1.55%,
6.113%, 1/15/39 (1) 430,000 418
Structured Agency Credit Risk Debt Notes, Series 2021-DNA2,
Class M2, CMO, ARM, SOFR30A + 2.30%, 6.784%, 8/25/33 (1) 185,000 185
Structured Agency Credit Risk Debt Notes, Series 2022-DNA1,
Class M1B, CMO, ARM, SOFR30A + 1.85%, 6.334%, 1/25/42 (1) 400,000 384
Structured Agency Credit Risk Debt Notes, Series 2022-DNA3,
Class M1A, CMO, ARM, SOFR30A + 2.00%, 6.484%, 4/25/42 (1) 542,677 545
Structured Agency Credit Risk Debt Notes, Series 2022-DNA4,
Class M1A, CMO, ARM, SOFR30A + 2.20%, 6.684%, 5/25/42 (1) 267,529 270
Structured Agency Credit Risk Debt Notes, Series 2022-DNA5,
Class M1A, CMO, ARM, SOFR30A + 2.95%, 7.434%, 6/25/42 (1) 525,032 538
Toorak Mortgage, Series 2021-INV1, Class A1, CMO, ARM,
1.153%, 7/25/56 (1) 204,154 172
Towd Point Mortgage Trust, Series 2017-1, Class A1, CMO, ARM,
2.75%, 10/25/56 (1) 8,602 8
Towd Point Mortgage Trust, Series 2017-2, Class A1, CMO, ARM,
2.75%, 4/25/57 (1) 8,763 9
Towd Point Mortgage Trust, Series 2017-5, Class A1, CMO, ARM,
1M USD LIBOR + 0.60%, 4.202%, 2/25/57 (1) 29,342 29

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, CMO,
ARM, 1M USD LIBOR + 1.00%, 5.617%, 10/25/59 (1) 87,094 87
UWM Mortgage Trust, Series 2021-INV2, Class A15, CMO, ARM,
2.50%, 9/25/51 (1) 325,881 255
Verus Securitization Trust, Series 2019-4, Class A1, CMO, STEP,
2.642%, 11/25/59 (1) 37,812 36
Verus Securitization Trust, Series 2019-INV2, Class A2, CMO,
ARM, 3.117%, 7/25/59 (1) 151,390 146
Verus Securitization Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.889%, 3/25/60 (1) 100,000 95
Verus Securitization Trust, Series 2021-5, Class A2, CMO, ARM,
1.218%, 9/25/66 (1) 198,497 159
Verus Securitization Trust, Series 2023-INV1, Class A1, CMO,
ARM, 5.999%, 2/25/68 (1) 495,000 495
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class
AS, 3.184%, 7/15/48  695,000 631
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class
B, 4.025%, 9/15/50  1,165,000 1,026
Wells Fargo Commercial Mortgage Trust, Series 2019-JWDR,
Class A, ARM, 2.501%, 9/15/31 (1) 570,000 501
Wells Fargo Mortgage Backed Securities Trust, Series 2021-RR1,
Class A17, CMO, ARM, 2.50%, 12/25/50 (1) 571,583 449
Worldwide Plaza Trust, Series 2017-WWP, Class A, 3.526%,
11/10/36 (1) 100,000 86
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$22,066) 19,942
PREFERRED STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Automobiles 0.1%
Dr. Ing . h.c . F. Porsche (EUR) (4) 14,216 1,713
Total Consumer Discretionary 1,713
Total Preferred Stocks (Cost $1,146) 1,713
PRIVATE INVESTMENT COMPANIES 4.2%
Blackstone Partners Offshore Fund (4)(9) 39,060 87,670
Total Private Investment Companies (Cost $60,750) 87,670

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 4.1%
U.S. Government Agency Obligations 2.9%
Federal Home Loan Mortgage
2.50%, 4/1/30  112,480 105
3.00%, 12/1/42 - 2/1/47  967,154 875
3.50%, 8/1/42 - 3/1/46  921,906 863
4.00%, 8/1/40 - 12/1/41  384,080 370
4.50%, 6/1/39 - 10/1/41  285,189 285
5.00%, 1/1/24 - 8/1/40  102,026 103
6.00%, 4/1/24 - 8/1/38  80,738 84
6.50%, 11/1/29 - 10/1/32  8,277 8
7.00%, 10/1/25 - 6/1/32  4,864 5
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.725%, 3.975%, 7/1/35  1,358 1
12M USD LIBOR + 1.75%, 4.085%, 2/1/35  5,801 6
12M USD LIBOR + 1.828%, 4.203%, 2/1/37  14,025 14
12M USD LIBOR + 1.842%, 4.091%, 1/1/37  10,706 11
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  189,063 35
Federal Home Loan Mortgage, UMBS
1.50%, 4/1/37  70,448 61
2.00%, 3/1/42 - 9/1/52  7,121,135 5,830
2.50%, 6/1/37 - 5/1/52  6,931,597 5,989
3.00%, 5/1/31 - 8/1/52  3,799,114 3,402
3.50%, 6/1/47 - 9/1/52  1,067,876 988
4.00%, 8/1/37 - 9/1/52  658,067 631
4.50%, 9/1/37 - 5/1/50  67,231 66
5.00%, 10/1/52  122,416 120
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46  96,493 87
3.50%, 6/1/42 - 5/1/46  498,019 462
4.00%, 11/1/40  177,739 169
Federal National Mortgage Assn., ARM, 12M USD LIBOR +
1.881%, 4.131%, 8/1/36  14,087 14
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  2,553 —
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  2,342,658 2,000
2.00%, 5/1/37 - 4/1/52  12,547,921 10,332
2.50%, 1/1/32 - 4/1/52  9,155,874 7,823
3.00%, 8/1/27 - 4/1/51  5,934,632 5,363
3.50%, 2/1/35 - 1/1/52  3,638,020 3,388
4.00%, 7/1/35 - 8/1/52  3,442,545 3,292
4.50%, 7/1/39 - 8/1/52  2,489,640 2,435
5.00%, 9/1/23 - 10/1/52  1,323,063 1,322
5.50%, 11/1/34 - 9/1/41  417,645 424

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
6.00%, 3/1/33 - 2/1/53  2,293,482 2,342
6.50%, 8/1/23 - 5/1/40  209,691 220
7.00%, 9/1/30 - 4/1/32  3,196 3
UMBS, TBA (12)
2.00%, 3/1/38  315,000 279
6.50%, 3/1/53  265,000 271
60,078
U.S. Government Obligations 1.2%
Government National Mortgage Assn.
1.50%, 9/20/36 - 2/20/37  383,914 330
2.00%, 3/20/51 - 3/20/52  4,877,002 4,099
2.50%, 8/20/50 - 3/20/52  4,674,235 4,049
3.00%, 9/15/42 - 6/20/52  3,927,848 3,534
3.50%, 11/20/42 - 10/20/49  2,550,192 2,387
4.00%, 2/20/41 - 10/20/52  2,065,381 1,968
4.50%, 11/20/39 - 10/20/52  1,931,403 1,890
5.00%, 7/20/39 - 6/20/48  828,397 834
5.50%, 10/20/32 - 12/20/52  2,840,117 2,862
6.00%, 8/20/34 - 12/20/38  192,222 202
6.50%, 10/15/27 - 12/20/52  246,897 253
7.00%, 9/20/27 - 1/20/53  270,351 279
7.50%, 1/15/30  2,746 3
8.00%, 8/15/24 - 10/20/25  99 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  53,983 50
3.50%, 10/20/50  190,000 161
Government National Mortgage Assn., CMO, IO
3.50%, 5/20/43  115,686 18
4.00%, 5/20/37 - 2/20/43  53,615 6
Government National Mortgage Assn., TBA (12)
6.00%, 3/20/53  885,000 898
6.50%, 3/20/53  1,040,000 1,065
24,888
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $91,778) 84,966
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 4.2%
U.S. Treasury Obligations 4.2%
U.S. Treasury Bonds, 3.00%, 8/15/52  6,745,000 5,674
U.S. Treasury Bonds, 3.375%, 8/15/42  8,640,000 7,776
U.S. Treasury Bonds, 3.625%, 2/15/53  5,945,000 5,660
U.S. Treasury Bonds, 3.875%, 2/15/43  3,200,000 3,105
U.S. Treasury Bonds, 4.00%, 11/15/42  6,045,000 5,958
U.S. Treasury Bonds, 4.00%, 11/15/52 (13) 6,035,000 6,141

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Notes, 1.75%, 3/15/25  2,960,000 2,785
U.S. Treasury Notes, 2.25%, 1/31/24  9,255,000 9,016
U.S. Treasury Notes, 2.75%, 2/15/24  7,220,000 7,058
U.S. Treasury Notes, 3.00%, 7/15/25  9,620,000 9,262
U.S. Treasury Notes, 3.125%, 8/31/27  3,030,000 2,892
U.S. Treasury Notes, 3.875%, 11/30/27  2,775,000 2,736
U.S. Treasury Notes, 3.875%, 11/30/29  3,625,000 3,579
U.S. Treasury Notes, 4.125%, 9/30/27 (13) 7,360,000 7,322
U.S. Treasury Notes, 4.125%, 11/15/32  7,850,000 7,976
86,940
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $89,253) 86,940
SHORT-TERM INVESTMENTS 1.4%
Money Market Funds 1.4%
T. Rowe Price Treasury Reserve Fund, 4.60% (2)(14) 29,804,490 29,804
Total Short-Term Investments (Cost $29,804) 29,804
SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 4.60% (2)(14) 4,438,550 4,439
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 4,439
Total Securities Lending Collateral (Cost $4,439) 4,439
Total Investments in Securities 100.3%
(Cost $1,774,194) $ 2,080,830
Other Assets Less Liabilities (0.3)% (6,046)
Net Assets 100.0% $ 2,074,784
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$52,492 and represents 2.5% of net assets.
(2) Affiliated Companies
(3) SEC 30-day yield
(4) Non-income producing

T. ROWE PRICE Spectrum Moderate Allocation Fund

.
.
.
.
.
.
.
.
.
.
(5) All or a portion of this security is pledged to cover or as collateral for written call options at February 28, 2023.
(6) All or a portion of this security is on loan at February 28, 2023.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$7,227 and represents 0.3% of net assets.
(8) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(9) Level 3 in fair value hierarchy.
(10) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(11) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(12) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $2,513 and represents 0.1% of net assets.
(13) At February 28, 2023, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(14) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note

T. ROWE PRICE Spectrum Moderate Allocation Fund

.
.
.
.
.
.
.
.
.
.
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
ISK Iceland Krona
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
OTC Over-the-counter
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.1)%
OTC Options Written (0.1)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
S&P 500 Index, Call,
4/21/23 @ $4,000.00 235 93,299 (2,397)
Total Options Written (Premiums $(2,726)) $ (2,397)

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
JPMorgan Chase, Protection Sold
(Relevant Credit: Barclays Bank, Baa2*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (EUR) * 88 1 1 —
Total Bilateral Credit Default Swaps, Protection Sold 1 —
Total Bilateral Swaps 1 —
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Bought (0.0)%
Protection Bought (Relevant Credit: Markit
CDX.NA.HY-S39, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/27 3,136 (77) (26) (51)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (51)
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: Republic
of Indonesia, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/27 1,570 8 (21) 29
Protection Sold (Relevant Credit: United
Mexican States, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/27 1,949 (9) (69) 60
Total Centrally Cleared Credit Default Swaps,
Protection Sold 89
Total Centrally Cleared Swaps 38
Net payments (receipts) of variation margin to date (33)
Variation margin receivable (payable) on centrally cleared swaps $ 5
* Credit ratings as of February 28, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $(1).

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 5/19/23 USD 1,128 EUR 1,050 $ 12
Net unrealized gain (loss) on open forward
currency exchange contracts $ 12

T. ROWE PRICE Spectrum Moderate Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 57 Euro BOBL contracts 3/23 (6,944) $ 17
Short, 51 Euro BUND contracts 3/23 (7,170) 54
Short, 80 MSCI EAFE Index contracts 3/23 (8,186) (201)
Long, 160 S&P 500 E-Mini Index contracts 3/23 31,804 (925)
Short, 31 Long Gilt ten year contracts 6/23 (3,727) 20
Short, 96 U.S. Treasury Notes ten year contracts 6/23 (10,719) 6
Long, 31 U.S. Treasury Notes two year contracts 6/23 6,316 (15)
Long, 26 Ultra U.S. Treasury Bonds contracts 6/23 3,512 (37)
Long, 141 Ultra U.S. Treasury Notes ten year
contracts 6/23 16,523 (34)
Net payments (receipts) of variation margin to date 1,106
Variation margin receivable (payable) on open futures contracts $ (9)

T. ROWE PRICE Spectrum Moderate Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 5.16%  $ 7,395 $ (8,576) $ 1,445
T. Rowe Price Inflation Protected Bond Fund - I
Class, (2.15)%  — (1) —
T. Rowe Price Institutional Emerging Markets
Bond Fund, 6.41%  (1,311) (3,166) 2,733
T. Rowe Price Institutional Emerging Markets
Equity Fund  (649) (6,299) 733
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class, 8.26%  (1,829) 1,374 1,963
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 8.05%  (1,314) (2,190) 3,129
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 2.45%  4,991 (10,764) 1,208
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class, (1.84)%  (686) 376 5
T. Rowe Price Multi-Strategy Total Return Fund - I
Class  327 (707) 1,959
T. Rowe Price Real Assets Fund - I Class  (537) (4,144) 1,431
T. Rowe Price U.S. Large-Cap Core Fund - I Class  1,287 (2,366) 166
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 3.94%  — (8,335) 1,413
T. Rowe Price Government Reserve Fund, 4.60% — — —++
T. Rowe Price Treasury Reserve Fund, 4.60% — — 954
Totals $ 7,674# $ (44,798) $ 17,139+

T. ROWE PRICE Spectrum Moderate Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
02/28/23
T. Rowe Price Dynamic Global
Bond Fund - I Class, 5.16%  $ 62,710 $ 17,633 $ 8,399 $ 63,368
T. Rowe Price Inflation
Protected Bond Fund - I Class,
(2.15)%  7 — — 6
T. Rowe Price Institutional
Emerging Markets Bond Fund,
6.41%  68,988 4,723 5,035 65,510
T. Rowe Price Institutional
Emerging Markets Equity Fund  104,176 3,556 13,073 88,360
T. Rowe Price Institutional
Floating Rate Fund - Institutional
Class, 8.26%  52,471 1,950 24,663 31,132
T. Rowe Price Institutional High
Yield Fund - Institutional Class,
8.05%  65,219 8,504 10,016 61,517
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 2.45%  99,308 10,986 13,867 85,663
T. Rowe Price Limited Duration
Inflation Focused Bond Fund - I
Class, (1.84)%  27,982 6 28,287 77
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  77,413 2,568 2,281 76,993
T. Rowe Price Real Assets Fund
- I Class  59,339 10,431 7,312 58,314
T. Rowe Price U.S. Large-Cap
Core Fund - I Class  — 35,729 — 33,363
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I Class,
3.94%  63,522 6,381 — 61,568
T. Rowe Price Government
Reserve Fund, 4.60% 5,416  ¤  ¤ 4,439
T. Rowe Price Treasury Reserve
Fund, 4.60% 22,759  ¤  ¤ 29,804
Total $ 660,114^

T. ROWE PRICE Spectrum Moderate Allocation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $18,797 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $17,139 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $721,306.

T. ROWE PRICE Spectrum Moderate Allocation Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Spectrum Moderate Allocation Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Spectrum Moderate Allocation Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Spectrum Moderate Allocation Fund

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Spectrum Moderate Allocation Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 299,060 $ — $ 299,060
Bond Mutual Funds 368,841 — — 368,841
Common Stocks 771,923 253,130 2,393 1,027,446
Convertible Preferred Stocks — 11 4,816 4,827
Equity Mutual Funds 257,030 — — 257,030
Preferred Stocks — 1,713 — 1,713
Private Investment Companies — — 87,670 87,670
Short-Term Investments 29,804 — — 29,804
Securities Lending Collateral 4,439 — — 4,439
Total Securities 1,432,037 553,914 94,879 2,080,830
Swaps* — 90 — 90
Forward Currency Exchange
Contracts — 12 — 12
Futures Contracts* 97 — — 97
Total $ 1,432,134 $ 554,016 $ 94,879 $ 2,081,029
Liabilities
Options Written $ — $ 2,397 $ — $ 2,397
Swaps* — 51 — 51
Futures Contracts* 1,212 — — 1,212
Total $ 1,212 $ 2,448 $ — $ 3,660
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government &
Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Spectrum Moderate Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
February 28, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at February 28, 2023, totaled $(6,981,000) for the period ended
February 28, 2023.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
5/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
2/28/23
Investment in Securities
Common Stocks $ 2,064 $ 365 $ — $ (36) $ 2,393
Convertible Preferred Stocks 6,179 (1,426) 63 — 4,816
Private Investment Companies 123,413 5,257 — (41,000) 87,670
Total $ 131,656 $ 4,196 $ 63 $ (41,036) $ 94,879
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 2,393 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
100% 100% Decrease
Market
comparable
Enterprise
value to sales
multiple
1.5x
– 14.3x
4.8x Increase
Sales growth
rate
18%
- 168%
33% Increase

T. ROWE PRICE Spectrum Moderate Allocation Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Projected
enterprise
value to
EBITDA
multiple
12.0x 12.0x Increase
Enterprise
value to gross
profit multiple
4.7x
– 18.4x
11.2x Increase
Gross profit
growth rate
21%
- 34%
27% Increase
Enterprise
value to
EBITDA
multiple
7.5x
– 26.9x
10.3x Increase
EBITDA
growth rate
(47%)
- 23%
(43%) Increase
Price-to-
earnings
multiple
7.4x
– 17.5x
12.3x Increase
Price-to-
earnings
growth rate
0% - 85% 43% Increase
Dividend yield 5.0% 5.0% Increase
Discount rate
for cost of
capital
13% 13% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 3% - 4% 3% Increase
Volatility 34%
- 55%
50% Increase

T. ROWE PRICE Spectrum Moderate Allocation Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 4,816 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
0.8x
– 14.3x
4.4x Increase
Sales growth
rate
18%
- 266%
42% Increase
Projected
enterprise
value to sales
multiple
0.8x
– 5.1x
3.0x Increase
Enterprise
value to gross
profit multiple
2.3x
– 18.4x
10.5x Increase
Gross profit
growth rate
21%
- 57%
30% Increase
Enterprise
value to
EBITDA
multiple
7.5x
– 26.9x
20.1x Increase
EBITDA
growth rate
23%
- 93%
70% Increase
Projected
enterprise
value to
EBITDA
multiple
4.3x
– 15.1x
8.2x Increase
Enterprise
value to gross
merchandise
value multiple
0.5x
– 0.6x
0.6x Increase

T. ROWE PRICE Spectrum Moderate Allocation Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Gross
merchandise
value growth
rate
30% 30% Increase
Price-to-
earnings
multiple
8.4x
– 11.9x
10.3x Increase
Price-to-
earnings
growth rate
0% - 85% 43% Increase
Discount rate
for cost of
capital
20%
- 40%
28% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Discounted
cash flow
Long-term
free cash flow
margin
27% 27% Increase
Long-term
free cash flow
growth rate
3% 3% Increase
Discount rate
for cost of
capital
25% 25% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 3% 4% Increase
Volatility 55% 55% Increase

T. ROWE PRICE Spectrum Moderate Allocation Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Private
Investment
Companies
$ 87,670 Rollforward of
Investee NAV
Estimated
return
1.59% 1.59% Increase

T. ROWE PRICE Spectrum Moderate Allocation Fund

SUBSEQUENT EVENT
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
F102-054Q3 02/23